Allowance for Loan Losses - Average Recorded Investment and Interest Income Recognized for TDR (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	$ 6,473	$ 2,520	$ 366
Impaired financing receivable, Interest Income Recognized	439	169	13
Private Education Traditional Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	5,243	1,960	210
Impaired financing receivable, Interest Income Recognized	333	121	6
Private Education Loans - Non-Traditional [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	1,230	560	156
Impaired financing receivable, Interest Income Recognized	$ 106	$ 48	$ 7